SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total		$ 13,838,403
Carrying amount total	$ 9,023,311	13,838,403	$ 3,735,873
Undiscounted cash flow total	10,192,830	15,312,132
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		7,978,822
Carrying amount total	3,374,713	7,978,822	642,015
Undiscounted cash flow total	3,963,197	8,391,086
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		992,050
Carrying amount total	5,648,598	5,859,581	$ 3,093,858
Thereafter [member]
IfrsStatementLineItems [Line Items]
Total		4,867,531
One to Two Year [Member]
IfrsStatementLineItems [Line Items]
Carrying amount total	1,256,086	992,050
Undiscounted cash flow total	1,573,351	1,335,537
Over Two Year [Member]
IfrsStatementLineItems [Line Items]
Carrying amount total	4,392,512	4,867,531
Undiscounted cash flow total	$ 4,656,282	$ 5,585,509